Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Operating activities
Net loss for the year	$ (13,591,728)	$ (15,270,556)
Items not affecting cash:
Amortization	269,186	62,294
Foreign exchange gain	0	(113,105)
Gain on spin-out of mining interest	0	(4,766,412)
Share-based compensation	4,086,178	11,939,973
Revaluation loss on investment in equity instruments	116,127	0
Impairment loss	443,930	0
Changes in non-cash working capital items:
Accounts payable and accrued liabilities	1,217,407	8,831,707
Due to/(from) related parties	308,630	(23,287)
Taxes receivable	(4,387,748)	(11,766,266)
Other receivable	(442,573)	(334,071)
Prepaid expenses	(328,230)	(2,739,541)
Net cash flows used in operating activities	(12,308,891)	(14,179,264)
Investing activities
Purchase of exploration and evaluation assets	(6,396,000)	(18,731,540)
Exploration and evaluation expenditures	(30,748,538)	(27,348,453)
Accounts payable related to exploration and evaluation assets	(5,169,327)	0
Purchase of equipment	(285,852)	(280,478)
Expenditures on spin-out	0	(1,122,356)
Strategic investment expenditures	(500,000)	0
Investment in short-term investments	(40,115,000)	0
Net cash flows used in investing activities	(83,214,717)	(47,482,827)
Financing activities
Cash proceeds of common shares issued net of issuance costs	73,972,689	68,857,632
Issuance of common shares - option exercise	318,000	545,930
Issuance of common shares - warrants exercise	386,221	3,342,526
Net cash flows provided by financing activities	74,676,910	72,746,088
Effect of Foreign exchange	2,973,063	(11,083,997)
Cash and cash equivalents, beginning of year	30,482,269	19,398,272
Cash and cash equivalents, end of year	12,608,704	30,482,269
Supplemental cash flow
Issuance of common shares for strategic investment	1,357,155	0
Share issuance costs - finders warrants	2,546,766	1,530,056
Shares issued for E&E acquisition	$ 0	$ 56,250,001